Leases - Summary of carrying amounts of lease liabilities and the movements (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 19,633	¥ 17,836
New leases	7,263	7,968
Accretion of interest recognised during the year	1,089	1,097	¥ 300
Payments	(11,008)	(7,268)
Revision of a lease term arising from a change in the non-cancellable period of a lease	(797)
Ending balance	16,180	19,633	17,836
Office Building [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,902	17,836
New leases	3,154
Accretion of interest recognised during the year	793	904
Payments	(5,230)	(4,838)
Ending balance	12,619	13,902	17,836
Charging stations [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,731	0
New leases	4,109	7,968
Accretion of interest recognised during the year	296	193
Payments	(5,778)	(2,430)
Revision of a lease term arising from a change in the non-cancellable period of a lease	(797)
Ending balance	¥ 3,561	¥ 5,731	¥ 0